Significant accounting policies - Schedule of estimated useful life of property, plant and equipment (Details)	Dec. 31, 2025
Information technology
Property, plant and equipment, net
Estimated useful lives	3 years
Furniture and fixtures
Property, plant and equipment, net
Estimated useful lives	5 years
Minimum | Machinery and equipment
Property, plant and equipment, net
Estimated useful lives	5 years
Minimum | Licenses
Property, plant and equipment, net
Estimated useful lives	5 years
Minimum | Building and improvements
Property, plant and equipment, net
Estimated useful lives	15 years
Maximum | Machinery and equipment
Property, plant and equipment, net
Estimated useful lives	7 years
Maximum | Licenses
Property, plant and equipment, net
Estimated useful lives	30 years
Maximum | Building and improvements
Property, plant and equipment, net
Estimated useful lives	39 years